Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2020 USD ($) ft²	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Feb. 06, 2020	Apr. 30, 2015 ft²
Operating Lease, Expense	$ 396,066	$ 403,097	$ 422,102
Operating Lease, Weighted Average Remaining Lease Term (Year)	44 years 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	5.10%
Operating Lease, Payments	$ 382,812
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	1,462,817
Other Assets [Member]
Operating Lease, Right-of-Use Asset	1,265,194
Accounts Payable and Accrued Liabilities [Member]
Operating Lease, Liability, Current	332,329
Other Noncurrent Liabilities [Member]
Operating Lease, Liability, Noncurrent	$ 946,653
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²	34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property (Square Foot) | ft²					36,000
Lessee, Operating Lease, Term of Contract (Month)					12 months
Lease Term, Extension, Term (Year)	1 year
Lessee, Operating Lease, Renewal Term (Month)				36 months
Operating Lease For Office Equipment [Member]
Lessee, Operating Lease, Term of Contract (Month)	60 months